Acquisitions (Summary of Intangible Assets Acquired) (Details) (USD $) In Thousands, unless otherwise specified	0 Months Ended		12 Months Ended
	Aug. 15, 2013	Dec. 01, 2012	Dec. 31, 2014
MakerBot [Member]
Total intangible assets, amount	$ 168,386
Objet [Member]
Total intangible assets, amount		490,176
Developed Technology [Member] | MakerBot [Member]
Intangible assets, Weighted Average Life	5 years
Total intangible assets, amount	43,227
Developed Technology [Member] | Objet [Member]
Intangible assets, Weighted Average Life		9 years 7 months 6 days
Total intangible assets, amount		374,126
Trade name [Member] | MakerBot [Member]
Intangible assets, Weighted Average Life	11 years
Total intangible assets, amount	42,134
Trade name [Member] | Objet [Member]
Intangible assets, Weighted Average Life		9 years
Total intangible assets, amount		15,291
Customer relationships - Distributors [Member] | MakerBot [Member]
Intangible assets, Weighted Average Life	10 years
Total intangible assets, amount	19,315
Customer relationships - Direct [Member] | MakerBot [Member]
Intangible assets, Weighted Average Life	1 year
Total intangible assets, amount	3,435
Customer relationships - Direct [Member] | Objet [Member]
Intangible assets, Weighted Average Life		10 years
Total intangible assets, amount		72,679
Customer relationships - Direct [Member] | Solid Concepts Inc [Member]
Intangible assets, Weighted Average Life			6 years 7 months 6 days
Non-compete Agreement [Member] | MakerBot [Member]
Intangible assets, Weighted Average Life	4 years
Total intangible assets, amount	10,004
IPR&D - Printers [Member] | MakerBot [Member]
Total intangible assets, amount	34,189
Weighted Average Life - Years	Indefinite
IPR&D - Printers [Member] | Objet [Member]
Total intangible assets, amount		28,080
Weighted Average Life - Years		Indefinite
IPR&D - Peripherals [Member] | MakerBot [Member]
Total intangible assets, amount	$ 16,082
Weighted Average Life - Years	Indefinite